07.31 Fidelity Commodity Strategy Fund Retail PRO-02 | Fidelity® Commodity Strategy Fund
Fund Summary Fund/Class: Fidelity® Commodity Strategy Fund/Fidelity® Commodity Strategy Fund
Investment Objective
The fund seeks to provide investment returns that correspond to the performance of the commodities market.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Commodity Strategy Fund}	07.31 Fidelity Commodity Strategy Fund Retail PRO-02 Fidelity® Commodity Strategy Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Commodity Strategy Fund}	07.31 Fidelity Commodity Strategy Fund Retail PRO-02 Fidelity® Commodity Strategy Fund Fidelity Commodity Strategy Fund-Series Class
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%	[1]
Acquired fund fees and expenses	0.08%	[2],[3]
Total annual operating expenses	0.68%
Fee waiver and/or expense reimbursement	0.08%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses based on estimated amounts for the current fiscal year.
[3]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Geode Capital Management, LLC (Geode) for the management of its portfolio pursuant to which the subsidiary pays Geode a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. Geode has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to Geode by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Geode's contract with the subsidiary is in place. If Geode's contract with the subsidiary is terminated, Geode, in its sole discretion, may discontinue the arrangement.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Commodity Strategy Fund}	07.31 Fidelity Commodity Strategy Fund Retail PRO-02 Fidelity® Commodity Strategy Fund Fidelity Commodity Strategy Fund-Series Class USD ($)
1 year	$ 61
3 years	$ 192

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from May 30, 2017 to July 31, 2017, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing in commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents.
  Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments.
  Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2017, was the Bloomberg Commodity Index Total Return℠.
  Investing in domestic and foreign issuers.
  Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year. Visit www.fidelity.com for more recent performance information.